UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (94.5%)

Consumer Discretionary (8.6%)
* GameStop Corp. Class A	928,300	57,657
Wynn Resorts Ltd.	494,200	55,415
The Walt Disney Co.	1,658,700	53,543
NIKE, Inc. Class B	506,100	32,512
* AutoZone Inc.	270,600	32,448
Sherwin-Williams Co.	539,400	31,307
TJX Cos., Inc.	985,700	28,319
Yum! Brands, Inc.	694,200	26,567
Garmin Ltd.	231,100	22,417
American Eagle Outfitters, Inc.	1,067,900	22,180
RadioShack Corp.	1,098,900	18,527
Hasbro, Inc.	713,400	18,249
* Expedia, Inc.	575,421	18,195
* ^ NutriSystem, Inc.	655,600	17,688
Tiffany & Co.	356,200	16,396
Sotheby's	399,900	15,236
Target Corp.	291,100	14,555
Ctrip.com International Ltd.	246,800	14,184
* Saks Inc.	683,200	14,183
Regal Entertainment Group Class A	782,800	14,145
Wyndham Worldwide Corp.	599,600	14,127
Johnson Controls, Inc.	363,400	13,097
Burger King Holdings Inc.	449,100	12,804
Lowe's Cos., Inc.	555,700	12,570
Mattel, Inc.	654,700	12,465
Harley-Davidson, Inc.	261,100	12,196
Omnicom Group Inc.	253,000	12,025
* Discovery Holding Co. Class A	475,100	11,944
* Liberty Media Corp.-Capital Series A	101,600	11,835
Darden Restaurants Inc.	425,200	11,782
McDonald's Corp.	189,500	11,163
Meredith Corp.	198,000	10,886
* DreamWorks Animation SKG, Inc.	410,000	10,471
* Amazon.com, Inc.	109,300	10,126
* Viacom Inc. Class B	228,700	10,045
* Apollo Group, Inc. Class A	138,500	9,716
News Corp., Class A	471,500	9,661
* Comcast Corp. Class A	521,926	9,530
Best Buy Co., Inc.	178,250	9,385
* EchoStar Communications Corp. Class A	224,700	8,476
Gentex Corp.	440,600	7,829
Abercrombie & Fitch Co.	87,955	7,034
J.C. Penney Co., Inc. (Holding Co.)	157,600	6,933
* Comcast Corp. Special Class A	324,334	5,877
* Dollar Tree Stores, Inc.	211,200	5,474
Circuit City Stores, Inc.	1,137,200	4,776
* Ford Motor Co.	640,400	4,310
Brinker International, Inc.	192,950	3,774
* DIRECTV Group, Inc.	136,826	3,163
* Kohl's Corp.	68,400	3,133
* Starbucks Corp.	144,200	2,952
The McGraw-Hill Cos., Inc.	63,600	2,786
Time Warner, Inc.	157,200	2,595
Home Depot, Inc.	90,800	2,446
* Liberty Global, Inc. Class A	49,000	1,920
Harrah's Entertainment, Inc.	20,600	1,828
* Las Vegas Sands Corp.	13,900	1,432
News Corp., Class B	33,900	720
* Sears Holdings Corp.	5,200	531
* NVR, Inc.	1,000	524

		818,064

Consumer Staples (6.7%)
PepsiCo, Inc.	1,949,900	147,997
Altria Group, Inc.	1,297,300	98,050
Costco Wholesale Corp.	709,099	49,467
Colgate-Palmolive Co.	569,100	44,367
Wal-Mart Stores, Inc.	849,900	40,396
The Procter & Gamble Co.	541,575	39,762
CVS/Caremark Corp.	853,510	33,927
The Kroger Co.	1,052,600	28,115
The Pepsi Bottling Group, Inc.	453,100	17,879
McCormick & Co., Inc.	446,100	16,912
The Coca-Cola Co.	265,278	16,280
Whole Foods Market, Inc.	393,800	16,067
Church & Dwight, Inc.	267,400	14,458
Herbalife Ltd.	357,100	14,384
Walgreen Co.	374,100	14,246
UST, Inc.	201,700	11,053
Anheuser-Busch Cos., Inc.	206,152	10,790
Carolina Group	106,900	9,119
Archer-Daniels-Midland Co.	183,367	8,514
The Estee Lauder Cos. Inc. Class A	137,800	6,009

		637,792

Energy (9.1%)
* National Oilwell Varco Inc.	1,384,800	101,727
Diamond Offshore Drilling, Inc.	687,800	97,668
* Transocean, Inc.	635,008	90,901
XTO Energy, Inc.	1,575,852	80,936
Schlumberger Ltd.	680,200	66,911
Chesapeake Energy Corp.	1,224,100	47,985
Holly Corp.	761,300	38,743
Smith International, Inc.	517,600	38,225
Chevron Corp.	366,000	34,159
Tesoro Corp.	630,300	30,065
ConocoPhillips Co.	308,700	27,258
Marathon Oil Corp.	402,000	24,466
* Global Industries Ltd.	1,042,200	22,324
Occidental Petroleum Corp.	248,100	19,101
* Compagnie Generale de Geophysique SA ADR	332,100	18,614
Frontier Oil Corp.	415,700	16,869
Noble Corp.	230,506	13,026
* Cameron International Corp.	226,000	10,877
ENSCO International, Inc.	181,251	10,806
Valero Energy Corp.	151,400	10,603
* Pride International, Inc.	273,200	9,261
Sunoco, Inc.	126,600	9,171
* Grant Prideco, Inc.	159,006	8,826
Halliburton Co.	220,800	8,371
Murphy Oil Corp.	96,400	8,179
* Southwestern Energy Co.	141,700	7,896
* Nabors Industries, Inc.	254,000	6,957
Baker Hughes, Inc.	71,600	5,807
Rowan Cos., Inc.	66,200	2,612

		868,344

Financials (5.9%)
Charles Schwab Corp.	1,528,355	39,049
ProLogis REIT	601,500	38,123
Invesco, Ltd.	1,203,700	37,772
* IntercontinentalExchange Inc.	181,500	34,939
CME Group, Inc.	44,150	30,287
The Goldman Sachs Group, Inc.	126,400	27,182
Jones Lang LaSalle Inc.	301,400	21,448
American Express Co.	374,800	19,497
Bank of New York Mellon Corp.	367,800	17,934
ACE Ltd.	289,400	17,879
Banco Itau Holding Financeira SA ADR	658,700	17,034
* Berkshire Hathaway Inc. Class B	3,530	16,718
SEI Investments Co.	468,200	15,062
Lazard Ltd. Class A	365,300	14,860
Merrill Lynch & Co., Inc.	274,300	14,724
^ The First Marblehead Corp.	948,450	14,511
People's United Financial Inc.	768,000	13,670
State Street Corp.	159,900	12,984
* Nasdaq Stock Market Inc.	250,360	12,390
HCC Insurance Holdings, Inc.	401,800	11,524
SL Green Realty Corp. REIT	118,300	11,056
Northern Trust Corp.	139,400	10,675
AFLAC Inc.	158,800	9,946
Synovus Financial Corp.	405,000	9,752
* CB Richard Ellis Group, Inc.	442,300	9,532
Legg Mason Inc.	126,800	9,275
XL Capital Ltd. Class A	176,400	8,875
* Bovespa Holding SA	460,100	8,866
Franklin Resources Corp.	73,400	8,399
Discover Financial Services	550,300	8,299
Julius Baer Holding, Ltd.	100,000	8,206
Prudential Financial, Inc.	80,600	7,499
Host Hotels & Resorts Inc. REIT	316,300	5,390
Simon Property Group, Inc. REIT	49,900	4,334
General Growth Properties Inc. REIT	94,700	3,900
Eaton Vance Corp.	81,000	3,678
Axis Capital Holdings Ltd.	57,500	2,241
* Arch Capital Group Ltd.	27,438	1,930
Nymex Holdings Inc.	13,800	1,844
Vornado Realty Trust REIT	20,200	1,777
SLM Corp.	66,000	1,329
Progressive Corp. of Ohio	65,600	1,257
Public Storage, Inc. REIT	5,500	404

		566,051

Health Care (14.7%)
Merck & Co., Inc.	2,232,900	129,754
Abbott Laboratories	1,763,030	98,994
Schering-Plough Corp.	3,180,320	84,724
Eli Lilly & Co.	1,511,100	80,678
McKesson Corp.	1,124,200	73,646
* Gilead Sciences, Inc.	1,356,200	62,399
* Forest Laboratories, Inc.	1,477,957	53,872
* Intuitive Surgical, Inc.	161,400	52,374
Teva Pharmaceutical Industries Ltd. Sponsored ADR	1,077,100	50,064
AmerisourceBergen Corp.	970,100	43,528
Baxter International, Inc.	724,672	42,067
* Elan Corp. PLC ADR	1,712,900	37,650
Wyeth	807,000	35,661
* Coventry Health Care Inc.	588,675	34,879
* Health Net Inc.	697,100	33,670
Bristol-Myers Squibb Co.	1,207,000	32,010
* Genentech, Inc.	377,099	25,292
* Lincare Holdings, Inc.	669,400	23,536
Roche Holdings AG	135,300	23,389
* St. Jude Medical, Inc.	565,000	22,962
UnitedHealth Group Inc.	387,600	22,558
Shionogi & Co., Ltd.	1,241,000	22,032
* Endo Pharmaceuticals Holdings, Inc.	772,900	20,613
* WellPoint Inc.	222,672	19,535
* HLTH Corp.	1,386,100	18,574
* Patterson Cos.	544,700	18,493
Alcon, Inc.	121,100	17,322
* Medco Health Solutions, Inc.	168,100	17,045
* Thermo Fisher Scientific, Inc.	293,000	16,900
* Kinetic Concepts, Inc.	310,700	16,641
* Amgen, Inc.	354,000	16,440
Medtronic, Inc.	317,799	15,976
* Genzyme Corp.	179,800	13,384
* Express Scripts Inc.	181,100	13,220
Aetna Inc.	208,072	12,012
* Humana Inc.	157,900	11,891
CIGNA Corp.	199,500	10,719
* Celgene Corp.	226,000	10,443
* Laboratory Corp. of America Holdings	132,200	9,985
* Warner Chilcott Ltd.	428,400	7,596
* Biogen Idec Inc.	105,200	5,988
* Amylin Pharmaceuticals, Inc.	154,400	5,713
Cardinal Health, Inc.	91,300	5,273
UCB SA	115,486	5,234
* Sierra Health Services, Inc.	122,200	5,128
* Cephalon, Inc.	68,880	4,943
Stryker Corp.	59,300	4,431
* Zimmer Holdings, Inc.	59,000	3,903
* Charles River Laboratories, Inc.	39,200	2,579
Covidien Ltd.	8,400	372

		1,396,092

Industrials (13.8%)
The Boeing Co.	1,624,100	142,044
Rockwell Collins, Inc.	1,095,800	78,865
Parker Hannifin Corp.	983,400	74,060
Emerson Electric Co.	1,302,300	73,788
Precision Castparts Corp.	521,225	72,294
* Jacobs Engineering Group Inc.	707,200	67,615
Raytheon Co.	990,200	60,105
General Dynamics Corp.	654,200	58,217
* Foster Wheeler Ltd.	374,400	58,039
The Manitowoc Co., Inc.	730,400	35,665
General Electric Co.	931,100	34,516
Manpower Inc.	572,900	32,598
The Dun & Bradstreet Corp.	319,100	28,282
* Allied Waste Industries, Inc.	2,513,500	27,699
* McDermott International, Inc.	458,000	27,036
* Thomas & Betts Corp.	514,300	25,221
* First Solar, Inc.	85,600	22,867
^ Tata Motors Ltd.	1,205,000	22,726
United Technologies Corp.	271,600	20,788
Roper Industries Inc.	326,900	20,444
W.W. Grainger, Inc.	214,600	18,782
United Parcel Service, Inc.	253,500	17,928
Robert Half International, Inc.	654,600	17,700
Caterpillar, Inc.	240,700	17,465
Gamesa Corporacion Tecnologica, SA	376,963	17,413
3M Co.	193,000	16,274
Lockheed Martin Corp.	135,300	14,242
Textron, Inc.	192,200	13,704
PACCAR, Inc.	249,250	13,579
GATX Corp.	369,800	13,564
Outotec OYJ	240,138	12,998
Masco Corp.	560,900	12,121
Cummins Inc.	94,300	12,011
Deere & Co.	126,600	11,789
Honeywell International Inc.	187,200	11,526
CSX Corp.	251,500	11,061
Hubbell Inc. Class B	212,300	10,955
* Gardner Denver Inc.	300,800	9,926
* AGCO Corp.	143,200	9,735
* Continental Airlines, Inc. Class B	359,200	7,992
Waste Management, Inc.	231,700	7,570
^ HNI Corp.	201,000	7,047
Burlington Northern Santa Fe Corp.	83,500	6,950
* Hansen Transmissions	1,172,143	6,703
FedEx Corp.	69,900	6,233
Illinois Tool Works, Inc.	104,800	5,611
* Hertz Global Holdings Inc.	351,000	5,577
Danaher Corp.	50,700	4,448
Tyco International, Ltd.	100,800	3,997
* Shaw Group, Inc.	59,300	3,584
* AMR Corp.	247,500	3,472
Republic Services, Inc. Class A	37,300	1,169

		1,315,995

Information Technology (27.3%)
Microsoft Corp.	7,681,775	273,471
* Cisco Systems, Inc.	7,177,500	194,295
* Apple Inc.	864,500	171,240
* Google Inc.	236,100	163,258
* Oracle Corp.	6,443,500	145,494
Hewlett-Packard Co.	2,612,700	131,889
Intel Corp.	4,512,700	120,309
International Business Machines Corp.	924,600	99,949
* MEMC Electronic Materials, Inc.	873,600	77,305
* BMC Software, Inc.	2,115,799	75,407
Altera Corp.	3,854,600	74,471
* Network Appliance, Inc.	2,299,100	57,386
* Cadence Design Systems, Inc.	3,302,600	56,177
* LAM Research Corp.	914,400	39,530
* Avnet, Inc.	1,089,800	38,110
* NVIDIA Corp.	1,038,750	35,338
* Research In Motion Ltd.	302,300	34,281
Harris Corp.	534,900	33,528
* Juniper Networks, Inc.	1,002,400	33,280
Accenture Ltd.	899,344	32,403
* Adobe Systems, Inc.	743,500	31,770
* BEA Systems, Inc.	1,963,900	30,990
* Fiserv, Inc.	542,200	30,087
* Ciena Corp.	875,200	29,853
Motorola, Inc.	1,644,999	26,386
QUALCOMM Inc.	650,900	25,613
Microchip Technology, Inc.	744,500	23,392
* Emulex Corp.	1,416,400	23,116
* NCR Corp.	877,000	22,013
Nintendo Co.	37,000	21,755
* SanDisk Corp.	652,000	21,627
Amphenol Corp.	460,500	21,353
* Western Digital Corp.	700,400	21,159
* Shanda Interactive Entertainment, Ltd.	611,300	20,381
* Teradata Corp.	742,200	20,344
* VeriSign, Inc.	501,900	18,877
* Mettler-Toledo International Inc.	161,400	18,367
Texas Instruments, Inc.	537,600	17,956
* Akamai Technologies, Inc.	443,500	15,345
* Dell Inc.	609,900	14,949
Corning, Inc.	611,400	14,667
Fidelity National Information Services, Inc.	349,000	14,515
* ^ Giant Interactive Group Inc.	1,080,200	14,021
* eBay Inc.	406,100	13,478
MasterCard, Inc. Class A	58,800	12,654
* Intuit, Inc.	345,500	10,921
* Symantec Corp.	651,100	10,509
* EMC Corp.	560,300	10,382
* Arrow Electronics, Inc.	257,000	10,095
* Cognizant Technology Solutions Corp.	286,500	9,724
Seagate Technology	360,900	9,203
* Alliance Data Systems Corp.	106,300	7,971
Xilinx, Inc.	355,200	7,768
* Vishay Intertechnology, Inc.	676,100	7,714
Automatic Data Processing, Inc.	168,500	7,503
* Sun Microsystems, Inc.	401,075	7,271
* Ingram Micro, Inc. Class A	402,600	7,263
* Zebra Technologies Corp. Class A	208,400	7,231
Total System Services, Inc.	254,600	7,129
Nokia Corp. ADR	184,500	7,083
* Yahoo! Inc.	302,500	7,036
Applied Materials, Inc.	359,499	6,385
* ^ Starent Networks Corp.	298,400	5,446
* Novell, Inc.	780,800	5,364
Electronic Data Systems Corp.	240,369	4,983
Analog Devices, Inc.	149,475	4,738
* McAfee Inc.	120,700	4,526
* Arris Group Inc.	375,000	3,743
* Teradyne, Inc.	312,400	3,230
* Activision, Inc.	93,100	2,765
Xerox Corp.	156,300	2,530
* NAVTEQ Corp.	32,800	2,480
Western Union Co.	70,600	1,714
National Semiconductor Corp.	34,700	786

		2,595,282

Materials (4.5%)
Monsanto Co.	654,657	73,119
Potash Corp. of Saskatchewan, Inc.	464,600	66,884
Agrium, Inc.	675,700	48,792
Freeport-McMoRan Copper & Gold, Inc. Class B	399,200	40,894
* Owens-Illinois, Inc.	755,100	37,377
Antofagasta PLC	2,276,384	32,193
CF Industries Holdings, Inc.	266,600	29,342
* Crown Holdings, Inc.	1,083,400	27,789
* Pactiv Corp.	675,700	17,994
* The Mosaic Co.	161,000	15,189
Sealed Air Corp.	587,300	13,590
Steel Dynamics, Inc.	100,700	5,999
Allegheny Technologies Inc.	61,400	5,305
Air Products & Chemicals, Inc.	44,500	4,389
Albemarle Corp.	97,400	4,018
Ball Corp.	71,789	3,231
Praxair, Inc.	14,200	1,260

		427,365

Telecommunication Services (2.0%)
Vodafone Group PLC ADR	1,682,100	62,776
Telefonica SA ADR	605,100	59,052
Telephone & Data Systems, Inc.	300,800	18,830
AT&T Inc.	440,300	18,299
Brasil Telecom SA-ADR	322,700	9,794
* American Tower Corp. Class A	207,900	8,857
* Qwest Communications International Inc.	1,146,500	8,037
* NII Holdings Inc.	31,800	1,537
* Leap Wireless International, Inc.	17,700	826
		188,008
Utilities (1.2%)
* Mirant Corp.	1,834,600	71,513
* NRG Energy, Inc.	664,500	28,799
Sierra Pacific Resources	591,800	10,049
* Reliant Energy, Inc.	130,500	3,424

		113,785

Exchange-Traded Fund (0.7%)
^[1] Vanguard Growth ETF	1,044,900	67,480

Total Common Stocks
(Cost $7,717,834)		8,994,258

Temporary Cash Investments (5.6%)

Money Market Fund (4.3%)
[2] Vanguard Market Liquidity Fund, 4.664%	414,158,685	414,159
	Face
	Amount
	($000)

Repurchase Agreement (1.0%)
Banc of America Securities, LLC
4.500%, 1/2/08
(Dated 12/31/07, Repurchase Value $92,123,000, collateralized by
Federal National Mortgage Assn. 5.000%, 6/1/35)	92,100	92,100
U.S. Agency Obligations (0.3%)
[3] Federal Home Loan Bank
[4] 4.700%, 1/9/08	3,000	2,998
[4] 4.395%, 1/30/08	5,000	4,984
[4] 4.548%, 2/1/08	16,000	15,935

		23,917

Total Temporary Cash Investments
(Cost $530,176)		530,176

Total Investments (100.1%)
(Cost $8,248,010)		9,524,434

Other Assets and Liabilities - Net (-0.1%)		(9,928)

Net Assets (100%)		9,514,506

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $23,917,000 have been segregated as initial margin for open futures contracts. ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $8,248,010,000. Net unrealized appreciation of investment securities for tax purposes was $1,276,424,000, consisting of unrealized gains of $1,594,248,000 on securities that had risen in value since their purchase and $317,824,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.0% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	818	302,087	498
E-mini S&P 500 Index	1,650	121,869	(319)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.